Performance Management - UBS Liquid Reserves Fund	Aug. 12, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.
Performance One Year or Less [Text]	There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.